Other Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Related Party Transactions [Abstract]
Other Related Party Transactions

NOTE 7 - OTHER RELATED PARTY TRANSACTIONS

The Company subleased office and manufacturing space to Epic Boats (an entity founded and controlled by Chris Anthony, a former board member and former Chief Executive Officer) in the facility in Vista, California pursuant to a month-to-month sublease agreement. Pursuant to the month-to-month sublease agreement, Epic Boats paid Flux Power 10% of facility costs through the end of the Company’s lease agreement which was June 30, 2019. The month-to-month sublease agreement was terminated on June 30, 2019.

The Company received $5,000 and $15,000 for the three and nine months ended March 31, 2019 from Epic Boats under the month-to-month sublease agreement which is recorded as a reduction to rent expense and customer deposits. No fees were received by the Company from Epic Boats for the three and nine months ended March 31, 2020.

NOTE 11 - OTHER RELATED PARTY TRANSACTIONS

The Company subleased office and manufacturing space to Epic Boats (an entity founded and controlled by Chris Anthony, our board member and former Chief Executive Officer) in our facility in Vista, California pursuant to a month-to-month sublease agreement. Pursuant to this agreement, Epic Boats paid Flux Power 10% of facility costs through the end of our lease agreement which was June 30, 2019.

The Company received $18,000 for each of the years ended June 30, 2019 and 2018 from Epic Boats under the sublease rental agreement which is recorded as a reduction to rent expense and the customer deposits discussed below.

As of June 30, 2019 the customer deposit totaling approximately $84,000 was recognized as Other Income since Epic Boats has released that deposit liability. As of June 30, 2019 and June 30, 2018, customer deposits totaling approximately $0 and $102,000, respectively, related to such products were recorded in the accompanying consolidated balance sheets. There were no receivables outstanding from Epic Boats as of June 30, 2019 and June 30, 2018.